Loan Payables (Tables)	12 Months Ended
Dec. 31, 2023
Loan Payables [Abstract]
Schedule of Loan Payables	As of December 31, 2023 and 2022, loan payables consisted of the following.
	2023	2022

Short-term borrowings	$493,159	$506,578
Long-term borrowings	2,113,539	2,171,050
Total	$2,606,698	$2,677,628